Others - Summary of Movements in Relation to Applying Simplified Approach to Provide Loss Allowance for Accounts Receivable and Contract Assets (Details) - 12 months ended Dec. 31, 2018
$ in Thousands, $ in Thousands
	TWD ($)	USD ($)
Accounts Receivable | IAS 39
Others [Line Items]
At January 1_IAS 39	$ 18,132	$ 592
Adjustments under new standards	0	0
Accounts Receivable | IFRS 9
Others [Line Items]
At January 1_IAS 39	18,132	592
Provision for impairment	0	0
At December 31	18,132	592
Contact Assets | IAS 39
Others [Line Items]
At January 1_IAS 39	0	0
Adjustments under new standards	0	0
Contact Assets | IFRS 9
Others [Line Items]
At January 1_IAS 39	0	0
Provision for impairment	0	0
At December 31	$ 0	$ 0